Note 17 - Fair Value Measurements and Fair Values of Financial Instruments (Details) - Estimated Fair Values of Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Assets
Investment securities available for sale	$ 3,005	$ 1,706
Accrued interest receivable	983	788
Bank-owned life insurance	3,638	3,549
Reported Value Measurement [Member]
Financial Assets
Cash and cash equivalents	17,206	13,937
Investment in interest-earning time deposits	6,136	6,660
Investment securities available for sale	3,005	1,706
Loans held for sale	5,064	2,556
Loans receivable, net	143,305	123,331
Accrued interest receivable	983	788
Investment in FHLB stock	618	527
Bank-owned life insurance	3,638	3,549
Financial Liabilities
Deposits	149,229	124,405
FHLB short-term borrowings	6,000	7,000
FHLB long-term borrowings	7,500	4,500
Accrued interest payable	123	108
Estimate of Fair Value Measurement [Member]
Financial Assets
Cash and cash equivalents	17,206	13,937
Investment in interest-earning time deposits	6,206	6,723
Investment securities available for sale	3,005	1,706
Loans held for sale	5,244	2,664
Loans receivable, net	145,134	123,419
Accrued interest receivable	983	788
Investment in FHLB stock	618	527
Bank-owned life insurance	3,638	3,549
Financial Liabilities
Deposits	150,644	125,724
FHLB short-term borrowings	6,000	7,000
FHLB long-term borrowings	7,479	4,492
Accrued interest payable	123	108
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Cash and cash equivalents	17,206	13,937
Investment securities available for sale		1,706
Accrued interest receivable	983	788
Investment in FHLB stock	618	527
Bank-owned life insurance	3,638	3,549
Financial Liabilities
Deposits	33,438	28,071
FHLB short-term borrowings	6,000	7,000
Accrued interest payable	123	108
Fair Value, Inputs, Level 2 [Member]
Financial Assets
Investment securities available for sale	3,005
Loans held for sale	5,244	2,664
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Investment in interest-earning time deposits	6,206	6,723
Loans receivable, net	145,134	123,419
Financial Liabilities
Deposits	117,206	97,653
FHLB long-term borrowings	$ 7,479	$ 4,492